Segment Information	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Segment Information

Note 30 – Segment Information

The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:

•	Retail Banking

The segment comprises retail clients, account holders and non-account holders, individuals and legal entities, high net worth clients (Itaú Uniclass and Personnalité) and the companies segment (microenterprises and small companies). It includes financing and credit offers made outside the branch network, in addition to credit cards and payroll loans.

•	Wholesale Banking

It comprises products and services offered to middle-market companies, clients with high financial equity (Private Bank), activities of Latin American units and Itaú BBA, the unit responsible for commercial transactions with large companies and operation as Investment Bank.

•	Activities with the Market + Corporation

It basically corresponds to the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also shows the financial margin with the market, the Treasury operating cost, the equity in earnings of companies not associated to each one of the segments.

a)	Basis of presentation

Segment information is prepared based on the reports used by top management to assess the performance and to make decisions regarding the allocation of funds for investment and other purposes.

These reports use a variety of information for management purposes, including financial and non-financial information supported by bases different from information prepared according to accounting practices adopted in Brazil. The main indicator adopted for monitoring of business performance is Recurring Net Income, as well as Return on Economic Capital for each business segment.

Information by segment has been prepared in accordance with accounting practices adopted in Brazil and was adjusted by the items below:

Allocated capital: The statements of each segment consider the capital allocation based on a proprietary model and consequent impacts on results arising from this allocation. This model comprises the following components: Credit risk, operational risk, market risk and insurance underwriting risk.

Income tax rate: We consider the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Banking, Wholesale Bank and Activities with the Market segments. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Activities with the Market + Corporation column.

•	Reclassification and application of managerial criteria

The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring events and the managerial reclassifications in income.

The main reclassifications between the accounting and managerial results are:

Banking product: Considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders’ equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic allocated capital.

Hedge tax effects: The tax effects of the hedge of investments abroad were adjusted – these were originally recorded in the tax expenses (PIS and COFINS) and Income Tax and Social Contribution on Net Income (IR and CSLL) lines – and are now reclassified to financial margin.

Insurance: The main reclassifications of revenues refer to the financial margins obtained with the technical provisions of insurance, pension plan and capitalization, in addition to revenue from management of pension plan funds.

Other reclassifications: Other Income, Share of Income of Associates and joint ventures, Non-Operating Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the ITAÚ UNIBANCO HOLDING manages its business, enabling greater understanding for performance analysis.

The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Main adjustments are as follows:

•	Requirements for evaluation of impairment of financial assets are based on an expected loan losses model;

•	Adjustment to fair value due to reclassifications of financial assets for measurement categories as a result of the concept of business models of IFRS 9;

•	Financial assets modified and not written-off, which balance was recalculated in accordance with the requirements of IFRS 9;

•

Effective interest rate of financial assets and liabilities measure at amortized cost, recording revenues and costs directly attributable to their acquisition, issue or disposal for the transaction term, whereas in the standards adopted in Brazil, recognition of expenses and revenues from fees occurs at the time these transactions are contracted;

Goodwill generated in business combination is not amortized, whereas in the standards adopted in Brazil, it is amortized.

b)	Consolidated Statement of Managerial Result

ITAÚ UNIBANCO HOLDING S.A.

From January 1, December 31, 2018

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Banking product	72,182	29,389	10,246	111,817	(7,617)	104,200
Interest margin (1)	40,243	18,930	9,912	69,085	(8,380)	60,705
Banking service fees	25,131	9,810	138	35,079	1,730	36,809
Income related to insurance and private pension operations before claim and selling expenses	6,808	649	196	7,653	(3,692)	3,961
Other income	0	0	0	0	2,725	2,725
Cost of Credit	(12,526)	(1,540)	0	(14,066)	5,112	(8,954)
Claims	(1,160)	(68)	0	(1,228)	0	(1,228)
Operating margin	58,496	27,781	10,246	96,523	(2,505)	94,018
Other operating income (expenses)	(40,002)	(15,217)	(1,070)	(56,289)	(7,121)	(63,410)
Non-interest expenses (2)	(35,296)	(13,817)	(331)	(49,444)	(8,094)	(57,538)
Tax expenses for ISS, PIS and COFINS and Other	(4,706)	(1,400)	(739)	(6,845)	226	(6,619)
Share of profit or (loss) in associates and joint ventures	0	0	0	0	747	747
Net income before income tax and social contribution	18,494	12,564	9,176	40,234	(9,626)	30,608
Income tax and social contribution	(6,939)	(3,829)	(2,964)	(13,732)	8,763	(4,969)
Non-controlling interest in subsidiaries	(184)	(550)	(35)	(769)	37	(732)
Net income	11,371	8,185	6,177	25,733	(826)	24,907

Total assets (*) - 12/31/2018	1,042,145	655,393	142,853	1,649,613	(96,816)	1,552,797

Total liabilities - 12/31/2018	1,005,194	597,528	93,546	1,505,490	(103,159)	1,402,331

(*) Includes:
Investments in associates and joint ventures	1,220	0	11,438	12,658	(639)	12,019
Fixed assets, net	5,526	879	0	6,405	897	7,302
Goodwill and Intangible assets, net	6,845	8,178	0	15,023	4,306	19,329

(1)

Includes interest and similar income and expenses of R$ 62,565, net gains (loss) on investment securities and derivatives of R$ (4,834) and results from foreign exchange operations and exchange variation of transactions abroad of R$ 2,974.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,332).
(3)

The IFRS consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2017

	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Banking product	69,921	28,748	10,623	109,292	2,231	111,523
Interest margin (1)	38,570	19,426	10,515	68,511	2,731	71,242
Banking service fees	24,096	8,876	42	33,014	1,434	34,448
Income related to insurance and private pension operations before claim and selling expenses	7,255	446	66	7,767	(3,068)	4,699
Other income	—	—	—	—	1,134	1,134
Cost of Credit	(12,166)	(5,829)	(6)	(18,001)	(1,773)	(19,774)
Claims	(1,222)	(53)	—	(1,275)	83	(1,192)
Operating margin	56,533	22,866	10,617	90,016	541	90,557
Other operating income (expenses)	(37,601)	(14,523)	(1,647)	(53,771)	(6,204)	(59,975)
Non-interest expenses (2)	(33,186)	(13,265)	(831)	(47,282)	(6,212)	(53,494)
Tax expenses for ISS, PIS and COFINS and Other	(4,415)	(1,258)	(816)	(6,489)	(542)	(7,031)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	550	550
Net income before income tax and social contribution	18,932	8,343	8,970	36,245	(5,663)	30,582
Income tax and social contribution	(7,107)	(2,412)	(1,775)	(11,294)	3,937	(7,357)
Non-controlling interest in subsidiaries	(166)	117	(23)	(72)	40	(32)
Net income	11,659	6,048	7,172	24,879	(1,686)	23,193

Total assets (*) - 12/31/2017	970,137	604,384	119,309	1,503,503	(67,264)	1,436,239

Total liabilities - 12/31/2017	934,835	548,185	71,873	1,364,566	(72,683)	1,291,883

(*) Includes:
Investments in associates and joint ventures	1,168	—	3,986	5,154	(99)	5,055
Fixed assets, net	5,105	1,290	—	6,395	964	7,359
Goodwill and Intangible assets, net	8,739	7,694	—	16,433	2,950	19,383

(1)

Includes interest and similar income and expenses of R$ 67,311, net gains (loss) on investment securities and derivatives of R$ 4,181 and results from foreign exchange operations and exchange variation of transactions abroad of R$ (250).

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,034).
(3)

The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2016

	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Banking product	70,496	30,498	9,412	110,406	8,016	118,422
Interest margin (1)	40,073	21,929	9,264	71,266	8,589	79,855
Banking service fees	22,659	8,072	59	30,790	1,128	31,918
Income related to insurance and private pension operations before claim and selling expenses	7,764	497	89	8,350	(3,085)	5,265
Other income	—	—	—	—	1,384	1,384
Cost of Credit	(14,394)	(10,586)	71	(24,909)	2,039	(22,870)
Claims	(1,426)	(59)	—	(1,485)	—	(1,485)
Operating margin	54,676	19,853	9,483	84,012	10,055	94,067
Other operating income (expenses)	(37,202)	(13,410)	(2,387)	(52,999)	(5,389)	(58,388)
Non-interest expenses (2)	(32,883)	(12,034)	(1,616)	(46,533)	(4,372)	(50,905)
Tax expenses for ISS, PIS and COFINS and Other	(4,319)	(1,376)	(771)	(6,466)	(1,545)	(8,011)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	528	528
Net income before income tax and social contribution	17,474	6,443	7,096	31,013	4,666	35,679
Income tax and social contribution	(6,328)	(1,081)	(1,237)	(8,646)	(5,017)	(13,663)
Non-controlling interest in subsidiaries	(223)	79	(1)	(145)	(244)	(389)
Net income	10,923	5,441	5,858	22,222	(595)	21,627

Total assets (*) - 01/01/2017	909,779	585,088	116,401	1,427,084	(75,770)	1,351,314

Total liabilities - 01/01/2017	877,792	525,390	80,810	1,299,869	(80,939)	1,218,930

(*) Includes:
Investments in associates and joint ventures	1,325	—	3,106	4,431	642	5,073
Fixed assets, net	5,635	1,177	—	6,812	1,230	8,042
Goodwill and Intangible assets, net	7,957	7,276	—	15,233	1,823	17,056

(1)

Includes net interest and similar income and expenses of R$ 67,276, net gain (loss) on investment securities and derivatives of R$ 7,066 and foreign exchange results and exchange variation on transactions of abroad R$ 5,513.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (2,995).
(3)

The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

c)	Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2018			12/31/2017			1/1/2017
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	22,991	3,640	26,631	23,411	3,331	26,742	22,974	2,124	25,098

	01/01 to 12/31/2018			01/01 to 12/31/2017			01/01 to 12/31/2016
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	108,362	22,955	131,317	131,689	17,883	149,572	155,030	19,954	174,984
Income related to insurance and private pension operations before claim and selling expenses	3,812	149	3,961	4,551	148	4,699	5,133	132	5,265
Banking service fees	33,211	3,598	36,809	31,296	3,152	34,448	29,061	2,857	31,918

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions.
(2)	ITAÚ UNIBANCO HOLDING does not have clients representing 10% or higher of its revenues.